UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22777

 NAME OF REGISTRANT:                     Eaton Vance Municipal Income
                                         2028 Term Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


Eaton Vance Municipal Income 2028 Term Trust
--------------------------------------------------------------------------------------------------------------------------
 NUVEEN TX QUALITY INCOME MUNICIPAL FD                                                       Agenda Number:  934490385
--------------------------------------------------------------------------------------------------------------------------
        Security:  670983501
    Meeting Type:  Annual
    Meeting Date:  15-Nov-2016
          Ticker:
            ISIN:  US6709835010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For
       WILLIAM C. HUNTER                                         Mgmt          For                            For
       WILLIAM J. SCHNEIDER                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PR AQUEDUCT ANS SEWER AUTHORITY (PRASA)                                                     Agenda Number:  934511494
--------------------------------------------------------------------------------------------------------------------------
        Security:  745160PZ8
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US745160PZ81
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR CONVENTION CENTER DIST. AUTH (PRCCDA)                                                    Agenda Number:  934511545
--------------------------------------------------------------------------------------------------------------------------
        Security:  745266BC9
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US745266BC95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR ELECTRIC POWER AUTHORITY (PREPA)                                                         Agenda Number:  934512179
--------------------------------------------------------------------------------------------------------------------------
        Security:  74526QLY6
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US74526QLY60
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR ELECTRIC POWER AUTHORITY (PREPA)                                                         Agenda Number:  934512179
--------------------------------------------------------------------------------------------------------------------------
        Security:  74526QPM8
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US74526QPM86
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR ELECTRIC POWER AUTHORITY (PREPA)                                                         Agenda Number:  934512179
--------------------------------------------------------------------------------------------------------------------------
        Security:  74526QPN6
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US74526QPN69
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR HIGHWAYS&TRANSPORTATION AUTH (PRHTA)                                                     Agenda Number:  934511519
--------------------------------------------------------------------------------------------------------------------------
        Security:  745190E61
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR HIGHWAYS&TRANSPORTATION AUTH (PRHTA)                                                     Agenda Number:  934511507
--------------------------------------------------------------------------------------------------------------------------
        Security:  745181D46
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR INFRASTRUCTURE FINANCING AUTH (PRIFA)                                                    Agenda Number:  934511521
--------------------------------------------------------------------------------------------------------------------------
        Security:  745220ER0
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR INFRASTRUCTURE FINANCING AUTH (PRIFA)                                                    Agenda Number:  934511521
--------------------------------------------------------------------------------------------------------------------------
        Security:  745220FT5
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR PUBLIC BUILDINGS AUTHORITY (PBA)                                                         Agenda Number:  934511533
--------------------------------------------------------------------------------------------------------------------------
        Security:  745235K67
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipal Income 2028 Term Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/14/2017